Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
1 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 97 .01%
ASSET-BACKED SECURITIES — 15 .57% **
Access Group, Inc.,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
0.79% 07/25/56
1,2
$ 1,387,046 $ 1,384,003
Accredited Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
0.31% 02/25/37
2
6,046,880 5,992,440
Aegis Asset-Backed Securities Trust,
Series 2005-5, Class 2A
(LIBOR USD 1-Month plus 0.50%)
0.59% 12/25/35
2
574,953 575,583
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R1, Class M3
(LIBOR USD 1-Month plus 0.80%)
0.89% 03/25/35
2
5,085,791 5,092,965
AMMC CLO 19 Ltd.,
Series 2016-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.32% 10/16/28
1,2,3
1,732,042 1,732,128
AMMC CLO XIII Ltd.,
Series 2013-13A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.05%)
1.23% 07/24/29
1,2,3
6,050,000 6,052,723
Amresco Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A5 (STEP-reset date 08/25/21)
7.37% 10/25/27 4,656 4,738
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2019-FL1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.15%)
1.22% 05/15/37
1,2,3
9,800,000 9,815,617
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W2, Class M1
(LIBOR USD 1-Month plus 0.74%)
0.83% 10/25/35
2
8,437,936 8,449,734
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A5
(LIBOR USD 1-Month plus 0.27%)
0.36% 03/25/36
2
3,635,000 3,648,887
Barings CLO Ltd.,
Series 2016-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.27% 07/20/28
1,2,3
4,270,134 4,270,646
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
1.14% 07/20/29
1,2,3
3,877,000 3,875,643
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
0.54% 04/25/35
1,2
$ 152,227 $ 148,420
BlueMountain CLO Ltd.,
Series 2012-2A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.05%)
1.21% 11/20/28
1,2,3
4,341,601 4,344,127
BNC Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.16%)
0.25% 03/25/37
2
5,429,018 5,209,033
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
0.95% 02/25/30
2
66,841 67,089
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
1.18% 10/27/36
2
5,075,000 5,139,683
BSPRT Issuer Ltd.,
Series 2018-FL4, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.05%)
1.12% 09/15/35
1,2,3
4,420,161 4,422,679
Canyon Capital CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.99% 04/15/34
1,2,3
1,800,000 1,800,898
Chase Funding Trust,
Series 2002-2, Class 2A1
(LIBOR USD 1-Month plus 0.50%)
0.59% 05/25/32
2
2,350,080 2,326,197
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH4, Class A2C
(LIBOR USD 1-Month plus 1.30%)
1.39% 07/25/37
2
55,396 55,346
Countrywide Asset-Backed Certificates Trust,
Series 2006-14, Class 2A3
(LIBOR USD 1-Month plus 0.24%)
0.33% 02/25/37
2
3,698,924 3,595,479
Countrywide Asset-Backed Certificates Trust,
Series 2007-8, Class 1A1
(LIBOR USD 1-Month plus 0.19%)
0.28% 11/25/37
2
10,941,346 10,621,167
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB4, Class A1A
(LIBOR USD 1-Month plus 0.09%)
0.18% 04/25/37
2
2,699,630 2,626,776
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
0.15% 04/25/37
2
2,332,575 1,718,218

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Dryden 33 Senior Loan Fund,
Series 2014-33A, Class AR3
(Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
1.18% 04/15/29
1,2,3
$ 6,450,781 $ 6,449,813
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
0.89% 04/26/32
1,2
7,517,289 7,546,534
Encore Credit Receivables Trust,
Series 2005-3, Class M4
(LIBOR USD 1-Month plus 0.90%)
0.99% 10/25/35
2
7,017,000 7,020,651
FFMLT Trust,
Series 2005-FF8, Class M2
(LIBOR USD 1-Month plus 0.78%)
0.87% 09/25/35
2
4,187,174 4,201,223
First Franklin Mortgage Loan Trust,
Series 2004-FF5, Class A3C
(LIBOR USD 1-Month plus 1.00%)
1.09% 08/25/34
2
597,454 605,969
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 2A5 (PO)
0.00% 04/25/36
4
6,012,993 5,960,034
Galaxy XXIX CLO Ltd.,
Series 2018-29A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.79%)
0.95% 11/15/26
1,2,3
4,679,683 4,681,026
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
0.61% 06/25/30
2
84,837 64,787
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
0.60% 08/25/42
2
1,942,089 1,825,087
Grand Avenue CRE,
Series 2019-FL1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.12%)
1.19% 06/15/37
1,2,3
5,822,819 5,823,134
GSAMP Trust,
Series 2006-NC1, Class A3
(LIBOR USD 1-Month plus 0.58%)
0.67% 02/25/36
2
3,266,591 3,231,069
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
1.20% 05/25/34
1,2
678,916 682,301
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 324,286 335,867
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
3,319,576 3,733,432
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2005-FRE1, Class M1
(LIBOR USD 1-Month plus 0.62%)
0.71% 10/25/35
2
$ 8,376,717 $ 8,359,677
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC1, Class M1
(LIBOR USD 1-Month plus 0.48%)
0.57% 04/25/36
2
6,000,000 5,908,101
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH2, Class AV5
(LIBOR USD 1-Month plus 0.26%)
0.35% 01/25/37
2
2,040,226 2,041,546
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
0.37% 03/25/47
2
50,000 48,537
KREF Ltd.,
Series 2018-FL1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.10%)
1.18% 06/15/36
1,2,3
4,005,207 4,009,754
LCM XXIV Ltd.,
Series 24A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
1.17% 03/20/30
1,2,3
4,500,000 4,496,850
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B, Class AIOC (IO)
0.55% 04/15/40
5,6,7
76,191,234 1,246,957
LoanCore Issuer Ltd.,
Series 2018-CRE1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.13%)
1.20% 05/15/28
1,2,3
3,369,574 3,370,733
Long Beach Mortgage Loan Trust,
Series 2005-WL3, Class M1
(LIBOR USD 1-Month plus 0.65%)
0.74% 11/25/35
2
3,916,969 3,894,574
Madison Park Funding XIX Ltd.,
Series 2015-19A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 0.92%)
1.10% 01/22/28
1,2,3
6,468,428 6,467,445
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
1.19% 07/21/30
1,2,3
9,550,000 9,542,217
Magnetite VII Ltd.,
Series 2012-7A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.98% 01/15/28
1,2,3
5,550,102 5,544,885

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
3 / June 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Marathon CRE Ltd.,
Series 2018-FL1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.15%)
1.23% 06/15/28
1,2,3
$ 4,434,273 $ 4,436,206
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
0.27% 06/25/37
2
9,196,334 6,859,016
Mid-State Capital Corp. Trust,
Series 2004-1, Class B
8.90% 08/15/37 560,359 631,948
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
3,683,296 3,927,563
Mid-State Trust,
Series 10W, Class A2
5.82% 02/15/36 432,363 462,031
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
1.02% 07/25/34
2
917,960 909,072
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2005-HE2, Class M1
(LIBOR USD 1-Month plus 0.60%)
0.69% 01/25/35
2
1,562,064 1,563,030
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(LIBOR USD 1-Month plus 0.22%)
0.31% 04/25/37
2
9,437,947 9,364,635
Navient Student Loan Trust,
Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
0.66% 11/26/40
2
4,457,908 4,447,900
Navient Student Loan Trust,
Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
1.14% 12/27/66
1,2
2,577,179 2,639,462
Nelnet Student Loan Trust,
Series 2013-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
0.69% 06/25/41
1,2
2,103,202 2,094,931
Nelnet Student Loan Trust,
Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
0.64% 07/25/46
1,2
6,785,516 6,772,887
New Century Home Equity Loan Trust,
Series 2005-3, Class M4
(LIBOR USD 1-Month plus 0.64%)
1.05% 07/25/35
2
4,680,766 4,693,104
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.44%)
0.53% 02/25/36
2
5,314,031 5,296,402
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners XIV Ltd.,
Series 2012-1A, Class AARR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
1.13% 07/15/29
1,2,3
$ 6,000,000 $ 5,998,272
OHA Credit Funding 2 Ltd.,
Series 2019-2A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.99% 04/21/34
1,2,3
2,625,000 2,626,307
Option One Mortgage Loan Trust,
Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.44%)
0.53% 01/25/36
2
1,659,802 1,600,227
Palmer Square CLO Ltd.,
Series 2018-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.03%)
1.22% 04/18/31
1,2,3
2,250,000 2,249,685
Palmer Square Loan Funding Ltd.,
Series 2020-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
1.19% 04/20/28
1,2,3
3,524,834 3,526,727
Palmer Square Loan Funding Ltd.,
Series 2021-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.95% 05/20/29
1,2,3
1,750,000 1,751,138
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2004-WCW2, Class M2
(LIBOR USD 1-Month plus 0.98%)
1.07% 10/25/34
2
850,858 875,831
PHEAA Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.15%)
1.24% 09/25/65
1,2
6,724,625 6,824,331
Progress Residential Trust,
Series 2018-SFR2, Class A
3.71% 08/17/35
1
5,000,000 5,008,386
Progress Residential Trust,
Series 2018-SFR3, Class A
3.88% 10/17/35
1
8,759,978 8,794,863
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.27% 04/20/34
1,2,3
5,100,000 5,081,334
Residential Asset Mortgage Products Trust,
Series 2005-EFC1, Class M5
(LIBOR USD 1-Month plus 0.65%)
1.07% 05/25/35
2
6,206,000 6,227,333
Residential Asset Mortgage Products Trust,
Series 2006-NC2, Class A3
(LIBOR USD 1-Month plus 0.58%)
0.67% 02/25/36
2
2,193,198 2,185,472

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Residential Asset Securities Corp.,
Series 2005-KS11, Class M2
(LIBOR USD 1-Month plus 0.63%)
0.72% 12/25/35
2
$ 7,454,043 $ 7,439,474
Saxon Asset Securities Trust,
Series 2005-3, Class M2
(LIBOR USD 1-Month plus 0.72%)
0.81% 11/25/35
2
884,602 884,680
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 08/25/21)
3.01% 01/25/36 1,615,115 1,320,509
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
5,6
6,676,725 6,722,888
SLC Student Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 3-Month plus 0.06%)
0.22% 05/15/29
2
3,047,212 3,030,264
SLM Student Loan Trust,
Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
0.59% 12/15/27
1,2
2,397,223 2,398,084
SLM Student Loan Trust,
Series 2003-11, Class A6
(LIBOR USD 3-Month plus 0.55%)
0.67% 12/15/25
1,2
1,841,606 1,841,937
SLM Student Loan Trust,
Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
0.56% 10/25/24
2
420,446 420,502
SLM Student Loan Trust,
Series 2008-1, Class A4
(LIBOR USD 3-Month plus 0.65%)
0.83% 01/25/22
2
4,648,662 4,580,280
SLM Student Loan Trust,
Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
1.83% 07/25/22
2
3,831,484 3,869,566
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
1.28% 07/25/23
2
2,628,856 2,637,766
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
0.79% 01/25/29
2
2,248,720 2,214,337
SLM Student Loan Trust,
Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
0.74% 05/26/26
2
8,804,257 8,640,863
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
0.64% 06/25/43
2
2,626,855 2,611,339
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.60%)
0.69% 02/26/29
2
$ 4,241,555 $ 4,147,000
Specialty Underwriting & Residential Finance Trust,
Series 2005-BC2, Class M3
(LIBOR USD 1-Month plus 0.98%)
1.07% 12/25/35
2
2,674,216 2,677,642
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4
(LIBOR USD 1-Month plus 0.17%)
0.26% 01/25/37
2
3,050,142 3,038,136
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
2,900,000 2,677,060
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 1.10%)
1.19% 07/25/34
1,2
74,910 73,957
TPG Real Estate Finance Issuer Ltd.,
Series 2018-FL2, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.13%)
1.21% 11/15/37
1,2,3
16,030,942 16,040,093
Tricon American Homes Trust,
Series 2017-SFR2, Class A
2.93% 01/17/36
1
11,386,468 11,639,106
TRTX Issuer Ltd.,
Series 2019-FL3, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.15%)
1.27% 10/15/34
1,2,3
11,495,000 11,507,433
Voya CLO,
Series 2017-2A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
1.16% 06/07/30
1,2,3
5,850,000 5,850,293
Total Asset-Backed Securities
(Cost $410,701,850) 413,173,724
BANK LOANS — 1 .13% *
Automotive — 0 .02%
Clarios Global LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/30/26
2
545,193 541,275
Communications — 0 .48%
CenturyLink, Inc.,
Term Loan A, 1st Lien
(LIBOR plus 2.00%)
2.10% 01/31/25
2
555,000 552,225
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.35% 03/15/27
2
886,500 875,751

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
5 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.86% 02/01/27
2
$ 246,241 $ 244,650
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.32% 07/17/25
2
447,668 442,576
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
2.57% 04/15/27
2
248,741 246,941
Intelsat Jackson Holdings,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 5.50%)
6.50% 07/14/21
2,3
1,021,942 1,030,889
Intelsat Jackson Holdings SA,
Term Loan B4, 1st Lien (Luxembourg)
(PRIME plus 5.50%)
8.75% 01/02/24
2,3
488,919 499,106
Term Loan B5, 1st Lien (Luxembourg)
8.63% 01/02/24
2,3
4,252,054 4,337,860
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/01/27
2
3,950,000 3,893,831
Zayo Group Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.10% 03/09/27
2
712,632 706,008
12,829,837
Electric — 0 .01%
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.83% 12/31/25
2
48,148 47,868
1.85% 12/31/25
2
197,743 196,593
244,461
Food — 0 .02%
Hostess Brands LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.00% 08/03/25
2
640,226 638,474
Gaming — 0 .03%
Caesars Resort Collection LLC,
Term Loan, 1st Lien
(LIBOR plus 2.75%)
2.85% 12/23/24
2
679,948 674,941
Health Care — 0 .35%
Avantor Funding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.25% 11/08/27
2
1,592,000 1,594,484
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 03/01/24
2
$ 917,285 $ 917,335
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.84% 08/01/27
2
2,420,998 2,387,467
Gentiva Health Services, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.88% 07/02/25
2
1,423,733 1,422,401
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.09% 11/15/27
2
246,250 244,050
Horizon Therapeutics USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.50% 03/15/28
2
1,135,878 1,130,199
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 05/05/28
2
1,100,000 1,104,724
Valeant Pharmaceuticals International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.10% 06/02/25
2
457,776 456,318
9,256,978
Industrials — 0 .12%
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
1.83% 07/01/26
2
2,911,775 2,892,964
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.35% 05/30/25
2
394,000 388,900
3,281,864
Information Technology — 0 .06%
IQVIA, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/07/24
2
450,337 448,423
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.90% 06/11/25
2
731,193 727,731
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.85% 04/16/25
2
211,993 209,812

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
1.85% 04/16/25
2
$ 161,064 $ 159,408
1,545,374
Real Estate Investment Trust (REIT) — 0 .01%
VICI Properties 1 LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.84% 12/20/24
2
250,000 248,254
Services — 0 .02%
GFL Environmental, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.50% 05/30/25
2
656,277 657,416
Transportation — 0 .01%
American Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 01/29/27
2
175,500 168,181
Total Bank Loans
(Cost $29,385,032) 30,087,055
CORPORATES — 23 .57% *
Banking — 3 .48%
Bank of America Corp.
2.88% 04/24/23
7
3,000,000 3,061,820
3.00% 12/20/23
7
2,801,000 2,903,389
Bank of America Corp.
(MTN)
1.49% 05/19/24
7
17,920,000 18,241,497
Bank of America N.A.
3.34% 01/25/23
7
1,015,000 1,032,649
Credit Suisse Group AG
(Switzerland)
2.59% 09/11/25
1,3,7
7,150,000 7,439,249
3.80% 06/09/23
3
1,170,000 1,239,509
HSBC Holdings PLC
(United Kingdom)
0.98% 05/24/25
3,7
10,065,000 10,062,325
(LIBOR USD 3-Month plus 1.00%)
1.16% 05/18/24
2,3
2,880,000 2,918,400
Lloyds Banking Group PLC
(United Kingdom)
2.86% 03/17/23
3,7
7,750,000 7,883,282
3.87% 07/09/25
3,7
3,700,000 4,010,149
Macquarie Group Ltd.
(Australia)
1.34% 01/12/27
1,3,7
3,425,000 3,398,662
Santander UK Group Holdings PLC
(United Kingdom)
4.80% 11/15/24
3,7
13,000,000 14,220,168
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
1,000,000 1,091,180
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
7
$ 4,045,000 $ 4,200,919
2.39% 06/02/28
7
2,000,000 2,075,569
3.75% 01/24/24 7,935,000 8,538,055
92,316,822
Communications — 1 .67%
AT&T, Inc.
2.30% 06/01/27 1,600,000 1,656,588
2.55% 12/01/33
1
1,599,000 1,587,291
(LIBOR USD 3-Month plus 1.18%)
1.30% 06/12/24
2
475,000 486,827
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.50% 02/01/24 1,720,000 1,874,463
Cox Communications, Inc.
3.15% 08/15/24
1
1,199,000 1,280,243
7.63% 06/15/25 900,000 1,101,259
Qwest Corp.
7.25% 09/15/25 2,400,000 2,849,184
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
3.36% 09/20/21
1
1,777,188 1,780,387
4.74% 03/20/25
1
8,501,250 9,143,094
5.15% 03/20/28
1
3,675,000 4,234,886
T-Mobile USA, Inc.
2.25% 02/15/26 3,091,000 3,123,132
3.50% 04/15/25 645,000 700,231
3.75% 04/15/27 6,325,000 6,994,781
3.88% 04/15/30 3,810,000 4,271,963
Vodafone Group PLC
(United Kingdom)
4.13% 05/30/25
3
3,000,000 3,347,205
44,431,534
Consumer Discretionary — 0 .71%
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
4,000,000 4,451,321
BAT Capital Corp.
3.22% 08/15/24 2,140,000 2,274,112
3.56% 08/15/27 4,000,000 4,285,770
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
1,106,000 1,164,645
3.75% 07/21/22
1,3
830,000 852,082
4.25% 07/21/25
1,3
5,205,000 5,737,702
18,765,632
Electric — 1 .61%
Alliant Energy Finance LLC
1.40% 03/15/26
1
6,540,000 6,452,584
American Electric Power Co., Inc.,
Series I
3.65% 12/01/21 5,000,000 5,070,390

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
7 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Black Hills Corp.
4.25% 11/30/23 $ 4,050,000 $ 4,354,905
Dominion Energy, Inc.
2.45% 01/15/23
1
5,000,000 5,150,539
Dominion Energy, Inc.,
Series A
3.30% 03/15/25 4,600,000 4,990,212
Duquesne Light Holdings, Inc.
5.90% 12/01/21
1
5,000,000 5,111,240
Evergy Metro, Inc.
3.65% 08/15/25 1,613,000 1,773,284
Jersey Central Power & Light Co.
4.70% 04/01/24
1
5,000,000 5,444,520
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.55%)
0.69% 08/28/21
2
3,412,000 3,413,381
Pennsylvania Electric Co.
4.15% 04/15/25
1
500,000 536,269
Tucson Electric Power Co.
3.85% 03/15/23 530,000 555,523
42,852,847
Energy — 1 .14%
Energy Transfer LP
4.05% 03/15/25 2,610,000 2,834,533
4.75% 01/15/26 2,000,000 2,248,530
4.90% 02/01/24 4,292,000 4,668,621
5.95% 12/01/25 2,520,000 2,957,188
Petroleos Mexicanos
(Mexico)
5.35% 02/12/28
3
6,470,000 6,368,421
6.50% 01/23/29
3
955,000 984,127
Plains All American Pipeline LP/PAA Finance Corp.
4.50% 12/15/26 5,422,000 6,096,383
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6
2,254,091 2,051,223
Southern Co. Gas Capital Corp.
3.88% 11/15/25 1,950,000 2,150,057
30,359,083
Finance — 6 .33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.95% 02/01/22
3
1,935,000 1,967,843
4.88% 01/16/24
3
718,000 781,707
Air Lease Corp.
3.50% 01/15/22 4,170,000 4,239,389
Air Lease Corp.
(MTN)
0.70% 02/15/24 1,250,000 1,244,517
Avolon Holdings Funding Ltd.
(Cayman Islands)
3.63% 05/01/22
1,3
2,860,000 2,926,484
Citigroup, Inc.
0.98% 05/01/25
7
6,270,000 6,286,838
3.35% 04/24/25
7
8,620,000 9,189,749
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Daimler Finance North America LLC
(LIBOR USD 3-Month plus 0.90%)
1.06% 02/15/22
1,2
$ 8,195,000 $ 8,239,535
Discover Financial Services
5.20% 04/27/22 2,558,000 2,658,151
Ford Motor Credit Co. LLC
3.22% 01/09/22 5,378,000 5,442,267
5.60% 01/07/22 2,587,000 2,643,319
(LIBOR USD 3-Month plus 0.88%)
1.07% 10/12/21
2
2,500,000 2,496,936
(LIBOR USD 3-Month plus 1.08%)
1.26% 08/03/22
2
2,700,000 2,689,875
GE Capital Funding LLC
4.40% 05/15/30 5,810,000 6,775,404
General Motors Financial Co., Inc.
4.20% 11/06/21 7,405,000 7,504,187
4.38% 09/25/21 4,000,000 4,037,423
Goldman Sachs Group, Inc. (The)
2.88% 10/31/22
7
726,000 732,295
2.91% 07/24/23
7
6,814,000 6,990,060
Goldman Sachs Group, Inc. (The),
Series FXD
0.48% 01/27/23 27,490,000 27,492,481
Intercontinental Exchange, Inc.
(LIBOR USD 3-Month plus 0.65%)
0.77% 06/15/23
2
9,150,000 9,155,475
JPMorgan Chase & Co.
0.70% 03/16/24
7
6,581,000 6,604,766
0.97% 06/23/25
7
9,244,000 9,257,082
Morgan Stanley
(GMTN)
5.50% 07/28/21 5,260,000 5,280,158
Morgan Stanley
(MTN)
0.53% 01/25/24
7
17,835,000 17,830,815
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
1,3,7
8,205,000 8,414,569
3.77% 03/08/24
1,3,7
2,810,000 2,952,091
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
365,000 383,755
5.25% 08/15/22
1,3
3,605,000 3,773,141
167,990,312
Food — 0 .21%
Kraft Heinz Foods Co.
3.50% 06/06/22 1,445,000 1,482,808
Smithfield Foods, Inc.
3.35% 02/01/22
1
3,946,000 4,015,383
5,498,191
Health Care — 3 .13%
AbbVie, Inc.
3.25% 10/01/22 1,500,000 1,542,302
3.45% 03/15/22 3,000,000 3,050,777

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
3.85% 06/15/24 $ 2,500,000 $ 2,712,768
Aetna, Inc.
3.50% 11/15/24 3,136,000 3,395,033
Amgen, Inc.
2.65% 05/11/22 671,000 683,531
Bayer U.S. Finance II LLC
2.20% 07/15/22
1
1,455,000 1,476,450
2.75% 07/15/21
1
635,000 635,508
2.85% 04/15/25
1
2,300,000 2,383,707
3.88% 12/15/23
1
5,540,000 5,935,528
4.25% 12/15/25
1
1,000,000 1,115,287
Boston Scientific Corp.
1.90% 06/01/25 2,500,000 2,580,485
Cigna Corp.
3.75% 07/15/23 2,166,000 2,306,774
CommonSpirit Health
2.76% 10/01/24 5,400,000 5,687,778
CVS Health Corp.
2.88% 06/01/26 4,330,000 4,653,733
Dignity Health
3.13% 11/01/22 1,140,000 1,179,047
Elanco Animal Health, Inc.
4.91% 08/27/21 2,500,000 2,517,900
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
1
4,650,000 4,792,907
Fresenius U.S. Finance II, Inc.
4.50% 01/15/23
1
5,205,000 5,428,120
Gilead Sciences, Inc.
(LIBOR USD 3-Month plus 0.52%)
0.67% 09/29/23
2
6,500,000 6,505,170
HCA, Inc.
5.00% 03/15/24 6,065,000 6,706,116
5.25% 04/15/25 1,500,000 1,717,482
HCA, Inc.
(MTN)
7.58% 09/15/25 1,100,000 1,332,714
Humana, Inc.
3.15% 12/01/22 2,000,000 2,062,312
3.85% 10/01/24 3,990,000 4,332,007
Royalty Pharma PLC
(United Kingdom)
0.75% 09/02/23
1,3
5,275,000 5,292,355
Tenet Healthcare Corp.
4.63% 09/01/24
1
3,000,000 3,082,392
83,108,183
Industrials — 1 .19%
Amcor Flexibles North America, Inc.
4.50% 10/15/21 6,947,000 6,950,292
Berry Global, Inc.
0.95% 02/15/24
1
1,405,000 1,408,712
1.57% 01/15/26
1
2,000,000 2,003,388
Boeing Co. (The)
1.17% 02/04/23 5,750,000 5,772,296
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.56% 05/05/26
2
$ 7,674,000 $ 7,582,739
(LIBOR USD 3-Month plus 0.48%)
0.64% 08/15/36
2
2,182,000 1,784,092
General Electric Co.,
Series NOTZ (MTN)
(LIBOR USD 3-Month plus 1.00%)
1.18% 04/15/23
2
4,936,000 4,990,977
Ingersoll-Rand Co.
9.00% 08/15/21 1,100,000 1,109,853
31,602,349
Information Technology — 0 .90%
NXP BV/NXP Funding LLC
(Netherlands)
4.63% 06/01/23
1,3
6,745,000 7,249,922
Oracle Corp.
1.65% 03/25/26 10,085,000 10,229,720
Skyworks Solutions, Inc.
0.90% 06/01/23 6,340,000 6,358,441
23,838,083
Insurance — 0 .75%
Athene Global Funding
(SOFR Rate plus 0.70%)
0.74% 05/24/24
1,2
5,005,000 5,050,116
Farmers Insurance Exchange
8.63% 05/01/24
1
5,000,000 5,996,503
Metropolitan Life Global Funding I
3.38% 01/11/22
1
1,550,000 1,576,034
Nationwide Mutual Insurance Co.
2.41% 12/15/24
1,7
5,550,000 5,554,656
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
1,7
1,600,000 1,693,634
19,870,943
Materials — 0 .06%
International Flavors & Fragrances, Inc.
0.70% 09/15/22
1
1,490,000 1,491,373
Real Estate Investment Trust (REIT) — 1 .52%
American Campus Communities Operating Partnership LP
3.75% 04/15/23 7,374,000 7,732,989
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24 6,440,000 6,808,883
Federal Realty Investment Trust
7.48% 08/15/26 1,850,000 2,307,770
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 1,197,000 1,276,241
5.38% 11/01/23 7,673,000 8,386,647
Kilroy Realty LP
3.45% 12/15/24 1,558,000 1,664,956
Kimco Realty Corp.
3.40% 11/01/22 4,000,000 4,138,534

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
9 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
SL Green Operating Partnership LP
3.25% 10/15/22 $ 645,000 $ 663,979
(LIBOR USD 3-Month plus 0.98%)
1.14% 08/16/21
2
7,450,000 7,451,795
40,431,794
Retail — 0 .31%
7-Eleven, Inc.
(LIBOR USD 3-Month plus 0.45%)
0.61% 08/10/22
1,2
5,860,000 5,862,726
Alimentation Couche-Tard, Inc.
(Canada)
3.55% 07/26/27
1,3
2,175,000 2,389,963
8,252,689
Services — 0 .48%
IHS Markit Ltd.
(Bermuda)
3.63% 05/01/24
3
2,090,000 2,247,325
5.00% 11/01/22
1,3
9,936,000 10,423,697
12,671,022
Transportation — 0 .08%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 1,476,124 1,491,138
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04% 04/01/22 499,352 514,444
2,005,582
Total Corporates
(Cost $614,677,579) 625,486,439
MORTGAGE-BACKED — 30 .42% **
Non-Agency Commercial Mortgage-Backed — 9 .21%
BX Commercial Mortgage Trust,
Series 2018-IND, Class A
(LIBOR USD 1-Month plus 0.75%)
0.82% 11/15/35
1,2
1,184,246 1,185,969
BX Commercial Mortgage Trust,
Series 2020-BXLP, Class A
(LIBOR USD 1-Month plus 0.80%)
0.87% 12/15/36
1,2
5,268,781 5,281,691
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class ASB
3.09% 05/10/58 3,336,048 3,502,241
CHT Mortgage Trust,
Series 2017-CSMO, Class A
(LIBOR USD 1-Month plus 0.93%)
1.00% 11/15/36
1,2
7,977,280 7,993,992
Citigroup Commercial Mortgage Trust,
Series 2017-C4, Class A2
3.19% 10/12/50 7,950,912 8,153,132
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Citigroup Commercial Mortgage Trust,
Series 2020-WSS, Class A
(LIBOR USD 1-Month plus 1.95%)
2.02% 02/15/39
1,2
$ 12,989,276 $ 13,472,556
Commercial Mortgage Trust,
Series 2013-CR6, Class A4
3.10% 03/10/46 10,800,000 11,086,982
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.34% 03/10/46
7
25,097,145 414,836
Commercial Mortgage Trust,
Series 2013-LC6, Class ASB
2.48% 01/10/46 3,779,252 3,827,117
Commercial Mortgage Trust,
Series 2014-CR15, Class ASB
3.60% 02/10/47 3,375,766 3,508,436
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.33% 11/10/47 3,965,529 4,198,053
Commercial Mortgage Trust,
Series 2014-UBS5, Class A3
3.57% 09/10/47 10,400,000 11,170,820
Commercial Mortgage Trust,
Series 2016-DC2, Class ASB
3.55% 02/10/49 235,416 249,864
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class A
3.67% 09/10/35
1,7
3,600,000 3,895,275
Great Wolf Trust,
Series 2019-WOLF, Class A
(LIBOR USD 1-Month plus 1.03%)
1.11% 12/15/36
1,2
8,884,000 8,901,018
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A1
3.20% 07/10/51 3,941,375 4,020,256
GS Mortgage Securities Trust
Series 2012-ALOH, Class A
3.55% 04/10/34
1
11,041,000 11,166,402
GS Mortgage Securities Trust,
Series 2011-GC5, Class AS
5.21% 08/10/44
1,7
4,501,691 4,499,844
GS Mortgage Securities Trust,
Series 2018-GS9, Class A2
3.84% 03/10/51 10,500,000 10,815,620
Irvine Core Office Trust,
Series 2013-IRV, Class A1
2.07% 05/15/48
1
5,899,954 5,983,985
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class A2
3.24% 03/15/50 12,535,389 12,678,646
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2011-C5, Class A3
4.17% 08/15/46 482,350 482,195
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class ASB
3.14% 05/15/45 5,008,271 5,058,065

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 10
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class ASB
2.38% 10/15/45 $ 1,822,629 $ 1,842,273
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.38% 04/15/46
7
30,012,137 526,438
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A4A2
3.54% 07/15/47
1
4,998,969 5,198,365
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-LAQ, Class A
(LIBOR USD 1-Month plus 1.00%)
1.07% 06/15/32
1,2
7,374,342 7,389,198
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class XA (IO)
0.74% 10/15/46
7
47,222,100 494,416
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XA (IO)
1.01% 03/15/48
7
35,427,659 943,697
Morgan Stanley Capital I Trust,
Series 2012-C4, Class A4
3.24% 03/15/45 7,649,766 7,730,279
One Lincoln Street Commercial Mortgage,
Series 2004-C3, Class A1
5.72% 10/15/30
1,7
6,780,591 7,409,391
Shelter Growth CRE Issuer Ltd.,
Series 2019-FL2, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.10%)
1.17% 05/15/36
1,2,3
1,947,295 1,947,724
UBS Commercial Mortgage Trust,
Series 2018-C11, Class A1
3.21% 06/15/51 252,636 253,951
UBS Commercial Mortgage Trust,
Series 2018-C11, Class A2
3.99% 06/15/51 1,889,000 1,970,603
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A2
4.15% 08/15/51 12,889,000 13,620,283
UBS Commercial Mortgage Trust,
Series 2019-C16, Class A1
2.74% 04/15/52 6,885,517 7,048,356
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3
2.53% 12/10/45 3,880,689 3,900,881
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.55% 08/15/50 15,239,421 15,865,259
Wells Fargo Commercial Mortgage Trust,
Series 2016-C36, Class A2
2.50% 11/15/59 2,074,776 2,096,826
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A2
2.50% 10/15/49 1,769,793 1,776,685
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust,
Series 2011-C5, Class A4
3.67% 11/15/44 $ 2,361,800 $ 2,366,237
WF-RBS Commercial Mortgage Trust,
Series 2012-C7, Class A2
3.43% 06/15/45 6,022,000 6,119,832
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class AS
3.39% 11/15/45 7,911,000 8,153,977
WF-RBS Commercial Mortgage Trust,
Series 2013-C18, Class A4
3.90% 12/15/46 5,976,213 6,307,653
244,509,319
Non-Agency Mortgage-Backed — 2 .67%
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50% 10/25/33 5,064,907 5,221,943
Banc of America Funding Trust,
Series 2015-R4, Class 3A1
(LIBOR USD 1-Month plus 0.14%)
0.23% 07/27/36
1,2
1,036,254 1,037,669
Banc of America Funding Trust,
Series 2016-R1, Class A1
2.50% 03/25/40
1,7
1,889,722 1,907,083
BCAP LLC Trust,
Series 2013-RR5, Class 2A1
2.81% 03/26/37
1,7
649,938 653,281
Bear Stearns ALT-A Trust,
Series 2005-2, Class 1M1
(LIBOR USD 1-Month plus 0.75%)
0.84% 03/25/35
2
3,538,395 3,549,109
Bear Stearns ARM Trust,
Series 2004-3, Class 4A
2.85% 07/25/34
7
486,133 496,008
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
2.70% 02/25/37
7
3,863,061 3,996,319
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
2.77% 06/25/35
7
813,430 829,774
Chevy Chase Mortgage Funding LLC, Mortgage-Backed
Certificates,
Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
0.27% 05/25/36
1,2
496,142 472,950
CIM Trust,
Series 2018-R6, Class A1
(LIBOR USD 1-Month plus 1.08%)
1.17% 09/25/58
1,2
6,443,919 6,414,539
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,7
11,768,534 11,915,255
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.00% 02/25/34
7
13,472 13,507

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
11 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
2.82% 08/25/34
7
$ 8,750 $ 8,750
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR1, Class 5A1
2.42% 02/25/34
7
649,940 683,525
DSLA Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.42%)
0.51% 03/19/45
2
504,464 487,809
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
2.33% 09/25/34
7
2,527 2,510
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 2A1
2.83% 11/25/35
7
198,134 200,111
Impac CMB Trust,
Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.32%)
0.73% 08/25/35
2
1,575,740 1,541,232
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
0.87% 12/25/34
2
213,945 183,307
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
0.89% 11/25/34
2
564,662 550,805
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
3.18% 07/25/35
7
542,380 549,261
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
2.58% 07/25/35
7
134,682 137,815
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
3.07% 01/25/34
7
4,366 4,633
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
2.88% 11/21/34
7
502,136 507,659
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
2.63% 04/25/34
7
67,359 69,645
MASTR Alternative Loan Trust,
Series 2003-1, Class 1A1
6.25% 12/25/32 1,396,979 1,457,408
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1
5.50% 07/25/33 2,339,073 2,491,861
MASTR Alternative Loan Trust,
Series 2003-9, Class 4A1
5.25% 11/25/33 2,826,601 2,900,322
MASTR Alternative Loan Trust,
Series 2004-7, Class 1A1
5.50% 07/25/34 2,471,131 2,631,628
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
2.76% 10/25/32
7
$ 100,660 $ 104,879
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
2.73% 08/25/34
7
662,638 677,421
Merrill Lynch Mortgage Investors Trust,
Series 2006-F1, Class 1A2
6.00% 04/25/36 1,031,070 742,765
Morgan Stanley Mortgage Loan Trust,
Series 2004-6AR, Class 1A
(-1.00 X LIBOR USD 1-Month plus 0.90%)
0.54% 07/25/34
2
11,202 11,221
MortgageIT Trust,
Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.60%)
0.69% 08/25/35
2
175,130 177,166
MortgageIT Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.56%)
0.65% 10/25/35
2
4,493,007 4,474,855
PHH Alternative Mortgage Trust,
Series 2007-3, Class A3
(LIBOR USD 1-Month plus 0.60%)
0.69% 07/25/37
2
8,852,924 8,573,118
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.41% 03/25/35
7
1,305,199 771,447
Residential Asset Mortgage Products Trust,
Series 2004-SL4, Class A3
6.50% 07/25/32 48,599 48,764
Residential Asset Mortgage Products Trust,
Series 2005-SL1, Class A5
6.50% 05/25/32 186,746 176,402
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-26A, Class 3A5
2.36% 09/25/33
7
268,123 277,040
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
2.79% 01/25/35
7
401,809 407,692
WaMu Mortgage Pass-Through Certificates,
Series 2004-CB2, Class 2A
5.50% 07/25/34 1,684,384 1,741,564
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.58%)
0.67% 10/25/45
2
1,385,099 1,385,789
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.66%)
0.75% 01/25/45
2
223,660 223,225
70,709,066

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed — 3 .93%
Fannie Mae-Aces,
Series 2017-M14, Class A1
2.96% 11/25/27
7
$ 1,072,529 $ 1,083,892
Fannie Mae-Aces,
Series 2017-M15, Class A1
3.06% 09/25/27
7
5,417,253 5,800,826
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K037, Class A1
2.59% 04/25/23 1,987,929 2,028,063
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K038, Class A1
2.60% 10/25/23 1,250,422 1,272,139
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K735, Class A1
2.74% 05/25/25 1,045,623 1,059,351
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF27, Class A
(LIBOR USD 1-Month plus 0.42%)
0.51% 12/25/26
2
2,171,801 2,181,660
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF29, Class A
(LIBOR USD 1-Month plus 0.36%)
0.45% 02/25/24
2
3,656,937 3,668,869
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF34, Class A
(LIBOR USD 1-Month plus 0.36%)
0.45% 08/25/24
2
2,550,579 2,558,607
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF37, Class A
(LIBOR USD 1-Month plus 0.36%)
0.45% 09/25/27
2
1,210,429 1,214,742
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF38, Class A
(LIBOR USD 1-Month plus 0.33%)
0.42% 09/25/24
2
5,049,619 5,063,340
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF39, Class A
(LIBOR USD 1-Month plus 0.32%)
0.41% 11/25/24
2
4,323,535 4,337,819
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF40, Class A
(LIBOR USD 1-Month plus 0.34%)
0.43% 11/25/27
2
1,336,908 1,341,294
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF43, Class A
(LIBOR USD 1-Month plus 0.24%)
0.33% 01/25/28
2
$ 2,683,508 $ 2,691,278
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF51, Class A
(LIBOR USD 1-Month plus 0.40%)
0.49% 08/25/25
2
4,662,697 4,688,414
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF60, Class A
(LIBOR USD 1-Month plus 0.49%)
0.58% 02/25/26
2
8,091,322 8,122,443
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF72, Class A
(LIBOR USD 1-Month plus 0.50%)
0.59% 10/25/26
2
8,481,964 8,547,065
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ24, Class A1
2.28% 05/25/26 9,321,800 9,693,422
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ26, Class A1
2.14% 07/25/25 17,102,096 17,631,026
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ29, Class A1
0.74% 01/25/26 9,286,630 9,268,924
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ30, Class A1
0.53% 01/25/25 7,719,075 7,694,450
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus
0.74%)
0.86% 05/25/44
2
1,940,851 1,942,563
Ginnie Mae,
Series 2007-12, Class C
5.28% 04/16/41
7
456,437 459,398
Ginnie Mae,
Series 2008-92, Class E
5.56% 03/16/44
7
1,979,118 2,003,649
104,353,234
U.S. Agency Mortgage-Backed — 14 .61%
Fannie Mae Pool 567002
8.00% 05/01/23 4,604 4,766
Fannie Mae Pool 735861
6.50% 09/01/33 9,048 10,099

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
13 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.56%)
1.81% 04/01/34
2
$ 94,840 $ 96,468
Fannie Mae Pool AD0538
6.00% 05/01/24 105,963 111,120
Fannie Mae Pool AE0083
6.00% 01/01/40 711,909 843,707
Fannie Mae Pool AL0851
6.00% 10/01/40 822,337 972,738
Fannie Mae Pool AL2206
3.09% 07/01/22
7
841,180 852,309
Fannie Mae Pool AM4580
3.43% 10/01/23 6,154,402 6,471,336
Fannie Mae REMICS,
Series 1997-76, Class FS
(LIBOR USD 1-Month plus 0.45%)
0.53% 09/17/27
2
8,214 8,104
Fannie Mae REMICS,
Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
1.04% 10/25/31
2
493,104 505,138
Fannie Mae REMICS,
Series 2007-61, Class AF
(LIBOR USD 1-Month plus 0.28%)
0.37% 03/25/37
2
182,756 182,769
Fannie Mae REMICS,
Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
0.56% 07/25/37
2
257,474 260,731
Fannie Mae REMICS,
Series 2009-85, Class LF
(LIBOR USD 1-Month plus 1.20%)
1.29% 10/25/49
2
2,101,787 2,160,222
Fannie Mae REMICS,
Series 2009-96, Class FA
(LIBOR USD 1-Month plus 0.90%)
0.99% 11/25/49
2
1,694,167 1,744,643
Fannie Mae REMICS,
Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
0.49% 10/25/40
2
836,577 841,138
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
6.14% 11/25/36
2
5,172,795 1,065,544
Fannie Mae REMICS,
Series 2010-43, Class DP
5.00% 05/25/40 696,538 785,252
Fannie Mae REMICS,
Series 2010-6, Class BF
(LIBOR USD 1-Month plus 0.76%)
0.85% 02/25/40
2
1,149,602 1,173,930
Fannie Mae REMICS,
Series 2010-95, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.51% 09/25/40
2
4,053,977 917,236
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2019-79, Class FA
(LIBOR USD 1-Month plus 0.50%)
0.59% 01/25/50
2
$ 4,728,035 $ 4,786,082
Fannie Mae REMICS,
Series 2020-10, Class FA
(LIBOR USD 1-Month plus 0.50%)
0.59% 03/25/50
2
11,075,512 11,145,348
Freddie Mac Gold Pool A45796
7.00% 01/01/33 1,656 1,805
Freddie Mac Gold Pool C46104
6.50% 09/01/29 3,973 4,455
Freddie Mac Gold Pool G13032
6.00% 09/01/22 7,901 7,989
Freddie Mac Gold Pool G13475
6.00% 01/01/24 6,182 6,326
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 278,844 313,221
Freddie Mac REMICS,
Series 2454, Class FQ
(LIBOR USD 1-Month plus 1.00%)
1.07% 06/15/31
2
4,599 4,708
Freddie Mac REMICS,
Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
0.67% 10/15/33
2
1,907,718 1,935,650
Freddie Mac REMICS,
Series 3071, Class TF
(LIBOR USD 1-Month plus 0.30%)
0.37% 04/15/35
2
1,584,224 1,588,605
Freddie Mac REMICS,
Series 3084, Class FN
(LIBOR USD 1-Month plus 0.50%)
0.57% 12/15/34
2
467,043 467,321
Freddie Mac REMICS,
Series 3294, Class CB
5.50% 03/15/37 206,529 240,445
Freddie Mac REMICS,
Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
0.37% 08/15/35
2
515,303 516,725
Freddie Mac REMICS,
Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
0.37% 08/15/35
2
1,328,889 1,332,554
Freddie Mac REMICS,
Series 3524, Class FC
(LIBOR USD 1-Month plus 0.94%)
1.01% 06/15/38
2
304,117 312,200
Freddie Mac REMICS,
Series 3531, Class FM
(LIBOR USD 1-Month plus 0.90%)
0.97% 05/15/39
2
214,215 219,253

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
0.47% 11/15/40
2
$ 141,774 $ 141,146
Freddie Mac REMICS,
Series 4060, Class FJ
(LIBOR USD 1-Month plus 0.35%)
0.42% 02/15/41
2
1,911,490 1,915,760
Freddie Mac REMICS,
Series 4959, Class JF
(LIBOR USD 1-Month plus 0.45%)
0.54% 03/25/50
2
7,628,955 7,702,414
Freddie Mac Strips,
Series 240, Class F30
(LIBOR USD 1-Month plus 0.30%)
0.37% 07/15/36
2
1,555,491 1,563,516
Freddie Mac Strips,
Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
0.57% 06/15/42
2
1,716,702 1,730,876
Freddie Mac Strips,
Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
0.57% 11/15/43
2
7,871,419 7,961,463
Ginnie Mae (TBA)
2.00% 08/20/51 17,500,000 17,791,895
2.50% 08/20/51 129,825,000 134,120,383
Ginnie Mae I Pool BW5284
3.55% 10/15/50 10,673,071 10,812,561
Ginnie Mae II Pool 1849
8.50% 08/20/24 152 153
Ginnie Mae II Pool 2020
8.50% 06/20/25 197 200
Ginnie Mae II Pool 2286
8.50% 09/20/26 205 219
Ginnie Mae II Pool 2487
8.50% 09/20/27 2,788 3,007
Ginnie Mae II Pool 80059
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 1.50%)
2.88% 04/20/27
2
9,611 9,922
Ginnie Mae II Pool 80589
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 1.50%)
2.00% 03/20/32
2
10,217 10,374
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 1.50%)
2.88% 06/20/32
2
6,828 7,135
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 1.50%)
2.25% 07/20/34
2
202,988 211,125
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 81201
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 2.00%)
2.50% 01/20/35
2
$ 5,349 $ 5,414
Ginnie Mae II Pool 8599
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 1.50%)
3.00% 02/20/25
2
6,735 6,804
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
6.71% 05/20/37
2
3,150,542 451,411
Ginnie Mae,
Series 2013-53, Class AD
1.50% 12/20/26 1,091,982 1,109,750
UMBS (TBA)
2.00% 08/01/51 75,300,000 75,888,282
2.50% 08/01/51 81,625,000 84,271,436
387,605,183
Total Mortgage-Backed
(Cost $807,402,984) 807,176,802
MUNICIPAL BONDS — 0 .55% *
Colorado — 0 .03%
City & County of Denver Airport System Revenue Bonds,
Series C
0.88% 11/15/23 895,000 901,628
Florida — 0 .14%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
1.74% 10/01/26 800,000 817,020
1.89% 10/01/27 1,500,000 1,530,773
2.14% 10/01/28 445,000 457,471
2.29% 10/01/29 985,000 1,017,117
3,822,381
New York — 0 .38%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.19% 08/01/25 1,110,000 1,185,659
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B2
2.31% 11/01/26 4,060,000 4,283,233
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series D
5.00% 03/15/24 4,040,000 4,505,138
9,974,030
Total Municipal Bonds
(Cost $14,321,837) 14,698,039

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
15 / June 2021
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES — 25 .77%
U.S. Treasury Notes — 25 .77%
U.S. Treasury Floating Rate Notes
(US Treasury Bill Yield 3-Month plus 0.11%)
0.16% 04/30/22
2
$ 20,000,000 $ 20,018,033
U.S. Treasury Notes
0.13% 04/30/23 28,195,000 28,146,540
0.13% 05/31/23 375,565,000 374,787,464
0.13% 06/30/23 133,100,000 132,780,248
0.75% 05/31/26 21,325,000 21,207,546
0.88% 06/30/26 6,085,000 6,082,849
1.75% 11/30/21 100,000,000 100,707,031
Total U.S. Treasury Securities
(Cost $684,375,835) 683,729,711
Total Bonds — 97 .01%
(Cost $2,560,865,117)
2,574,351,770
Issues Shares Value
COMMON STOCK — 0 .00%
Electric — 0 .00%
Homer City Holdings LLC
†,5,6,8
106,501 —
Total Common Stock
(Cost $6,078,660)
Purchased Swaptions - 0.00%
(Cost $939,000) 2,856
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 15 .49%
Money Market Funds — 1 .73%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
9,10
4,741,190 4,741,190
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
0.03%
9
41,223,000 41,223,000
45,964,190
U.S. Agency Discount Notes — 4 .53%
Federal Home Loan Bank
0.02%
11
07/22/21 70,000,000 69,999,183
0.02%
11
08/12/21 50,000,000 49,998,250
119,997,433
U.S. Treasury Bills — 9 .23%
U.S. Cash Management Bills
0.03%
11
10/05/21 125,000,000 124,986,666
U.S. Treasury Bills
0.01%
11
07/15/21 10,000,000 9,999,844
0.05%
11
08/12/21 70,000,000 69,995,916
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
0.02%
11
07/22/21 $ 40,000,000 $ 39,999,004
244,981,430
Total Short-Term Investments
(Cost $410,949,686) 410,943,053
Total Investments Before Written Swaptions - 112.50%
(Cost $2,978,832,463) 2,985,297,679
Written Swaptions - 0.00%
(Cost $(540,000)) (1,482)
Liabilities in Excess of Other Assets - (12.50)% (331,609,288)
Net Assets - 100.00% $ 2,653,686,909
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2021.
3
Foreign denominated security issued by foreign domiciled entity.
4
Zero coupon bond. The rate shown is the effective yield as of June 30, 2021.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $10,021,068, which is 0.38% of total net assets.
7
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
8
Non-income producing security.
9
Represents the current yield as of June 30, 2021.
10
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $27.
11
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. See Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 16
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five Year Note 617 09/30/21 $ (76,156,117) $ 157,277 $ 157,277
U.S. Treasury Ten Year Ultra Bond 462 09/21/21 (68,007,844) (1,190,314) (1,190,314)
U.S. Treasury Ultra Bond 72 09/21/21 (13,873,500) (209,410) (209,410)
TOTAL FUTURES CONTRACTS $ (158,037,461) $ (1,242,447) $ (1,242,447)
Reference Obligation/Index
Financing Rate
Paid by the
Fund
Payment
Frequency Counterparty
Expiration
Date
Notional
Amount
1
Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES OTC
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months
Credit Suisse
First Boston
International 12/20/21 $ 3,425,000 $ 59,918 $ 48,369 $ 11,549
1
The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
Received by the Fund Paid by the Fund
Description Counterparty
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount Value
Premiums
Paid
Unrealized
(Depreciation)
PURCHASED SWAPTIONS
Option to enter into a
30-year Interest Rate
Swap
Goldman Sachs
International 12/24/23
3-month
USD LIBOR Quarterly 6.00% Quarterly $ 300,000 $ 2,856 $ 939,000 $ (936,144)
Received by the Fund Paid by the Fund
Description Counterparty
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount Value
Premiums
(Received)
Unrealized
Appreciation
WRITTEN SWAPTIONS
Option to enter into a
30-year Interest Rate
Swap
Goldman Sachs
International 12/24/23 7.50% Quarterly
3-month
USD LIBOR Quarterly $ 300,000 $ (1,482) $ (540,000) $ 538,518

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
17 / June 2021
contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy.
These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 18
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2021 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2021 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of
Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
LOW DURATION BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 45,964,190 $ — $ — $ 45,964,190
U.S. Agency Discount Notes — 119,997,433 — 119,997,433
U.S. Treasury Bills 244,981,430 — — 244,981,430
Long-Term Investments:
Asset-Backed Securities — 405,203,879 7,969,845 413,173,724
Bank Loans — 30,087,055 — 30,087,055
Common Stock — — — —
Corporates — 623,435,216 2,051,223 625,486,439
Mortgage-Backed Securities — 807,176,802 — 807,176,802
Municipal Bonds — 14,698,039 — 14,698,039
Purchased Swaptions — 2,856 — 2,856
U.S. Treasury Securities 683,729,711 — — 683,729,711
Other Financial Instruments
*
Assets:
Credit contracts — 59,918 — 59,918
Interest rate contracts 157,277 — — 157,277
Liabilities:
Interest rate contracts (1,399,724) (1,482) — (1,401,206)
Total $ 973,432,884 $ 2,000,659,716 $ 10,021,068 $ 2,984,113,668
*Other financial instruments include futures, swaps and written swaptions. Credit contracts include swaps. Interest rate contracts include futures and written swaptions.
LOW DURATION
BOND FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2021 $ 6,666,708 $ — $ 2,061,924 $ 1,343,373
Accrued discounts/premiums (14,538) — (6,466) —
Realized (loss) — — (2,436) —
Change in unrealized appreciation* 66,882 — 205,815 —
Purchases — — — —
Sales (92,580) — (207,614) —
Other** 1,343,373 — — (1,343,373)
Transfers into Level 3*** — — — —
Transfers out of Level 3*** — — — —
Balance as of
June 30, 2021
$ 7,969,845 $ — $ 2,051,223 $ —
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2021 was $272,697 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**Certain Level 3 investments were re-classified between Mortgage-Backed Securities – Non-Agency and Asset-Backed Securities.

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
19 / June 2021
***There were no transfers between level 2 and 3 for the period ended June 30, 2021.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2021, are as follows:
LOW DURATION BOND FUND
FAIR VALUE AT
6/30/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $7,969,845 Third-party Vendor Vendor Prices $1.64 - $100.09 $85.19
Common Stock $— Broker Quote Offered Quote $— $—
Corporate Securities $2,051,223 Third-party Vendor Vendor Prices $91.00 $91.00
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.